Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

Direct Dial - (215) 564-8037

June 28, 2013

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Franklin Alternative Strategies Fund (“Registrant”)
File No. 811-22641
Initial Registration Statement under the Securities Act of 1933 and
Post-Effective Amendment to Registration Statement under the
Investment Company Act of 1940

Dear Sir/Madam:

On behalf of the Registrant, submitted herewith via the EDGAR system, is the initial registration statement for the Registrant under Section 6 of the Securities Act of 1933 (“1933 Act”), and Post-Effective Amendment No. 4 filed pursuant to Rule 8b-15 under the Investment Company Act of 1940 (“1940 Act”) to the Registrant’s registration statement on Form N-1A (“Registration Statement”).  The Registration Statement relates only to a new series of the Registrant, Franklin K2 Alternative Strategies Fund (“Fund”).

The Registrant is currently an open-end management investment company registered only under the 1940 Act.  The Registrant currently has two series of shares that are not publicly offered under the 1933 Act.  The Fund will be the Registrant’s first retail series that will be offered to public and registered under the 1933 Act.  The Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class of shares.  The Fund will be diversified for purposes of the 1940 Act.  The non-investment related sections of the Fund’s prospectus and statement of additional information (“SAI”) included in the Registration Statement are substantially similar to those sections in other Franklin Templeton fund’s prospectuses and SAIs previously reviewed by the staff of the U.S. Securities and Exchange Commission (“SEC”).

The Fund is intended to be structured as a “manager of managers” in reliance on exemptive relief for which the Registrant applied on June 13, 2013 (Accession No. 0001137439-13-000207).  The manager of managers structure, which has been approved by the Board of Trustees of the Registrant, would be based on exemptive relief that would permit the Fund’s investment manager to appoint and replace both affiliated (other Franklin Templeton investment managers) and unaffiliated sub-advisors and enter into, amend and terminate sub-advisory agreements with such sub-advisors.  The Fund is intended to be managed primarily by unaffiliated sub-advisors and will be the first Franklin Templeton fund to utilize a manager of managers structure comprised of unaffiliated sub-advisors.  The requested exemptive relief relating to the manager of managers structure has not yet been granted by the SEC.

As noted on the facing page, this Registration Statement relates only to the prospectus and SAI of the Fund, and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Amy Fitzsimmons at (215) 564-8711.

Sincerely,

/s/ Kristin H. Ives
Kristin H. Ives, Esquire